Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Oct. 22, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Municipal ETF

Supplement dated December 7, 2018

to the Summary Prospectus and Prospectus

dated October 22, 2018

Effective immediately, the disclosure entitled “Investment Process” in the subsection “What are the Fund’s main investment strategies?” in the “Risk/Return Summary” section and in the subsection “Main Investment Strategies” in the “Additional Information About the Fund’s Investment Strategies” section of the prospectus is hereby deleted and replaced with the following to disclose how the adviser of JPMorgan Municipal ETF (the “Fund”) integrates environmental, social and governance factors into its investment process:

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction. As part of its investment process, the adviser considers certain environmental, social and governance factors that it believes could have a material negative or positive impact on the risk profiles of certain securities in which the Fund may invest. These determinations may not be conclusive and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE.

JPMorgan Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Municipal ETF

Supplement dated December 7, 2018

to the Summary Prospectus and Prospectus

dated October 22, 2018

Effective immediately, the disclosure entitled “Investment Process” in the subsection “What are the Fund’s main investment strategies?” in the “Risk/Return Summary” section and in the subsection “Main Investment Strategies” in the “Additional Information About the Fund’s Investment Strategies” section of the prospectus is hereby deleted and replaced with the following to disclose how the adviser of JPMorgan Municipal ETF (the “Fund”) integrates environmental, social and governance factors into its investment process:

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction. As part of its investment process, the adviser considers certain environmental, social and governance factors that it believes could have a material negative or positive impact on the risk profiles of certain securities in which the Fund may invest. These determinations may not be conclusive and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE.